Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) per Share	Net Income (Loss) per Share
The Company applies the two-class method to calculate its basic and diluted net income (loss) per share as both classes of its voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended
	December 31, 2020	December 31, 2019
Numerator:
Net income (loss)	$319,509	$(124,842)

Denominator:
Basic weighted average number of shares outstanding	119,569,705	113,026,424
Effect of dilutive securities(1)	3,893,569	—
Diluted weighted average number of shares	123,463,274	113,026,424

Net income (loss) per share:
Basic	$2.67	$(1.10)
Diluted	$2.59	$(1.10)

Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive	638,848	5,752,833
(1) Included in the effect of dilutive securities is the assumed conversion of employee stock options and employee RSUs. Convertible senior notes have been excluded as they are anti-dilutive.
In the year ended December 31, 2019, the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.